S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 23, 2026 USD ($) $ / shares shares
Evolution Sponsor Holdings LLC II [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Evolution Sponsor Holdings LLC II [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,250,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Evolution Sponsor Holdings LLC II [Member] | Securities [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Evolution Sponsor Holdings LLC II [Member] | Nasdaq [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Evolution Sponsor Holdings LLC II [Member] | Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Evolution Sponsor Holdings LLC II [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Evolution Sponsor Holdings LLC II [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Business Combination [Member] | Aggregate [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Independent Director Nominees and Management [Member] | Chief Executive Officer [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,466,528
Independent Director Nominees and Management [Member] | Chief Operating Officer [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,090,653
Independent Director Nominees and Management [Member] | Chief Financial Officer [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Independent Director Nominees and Management [Member] | Director [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Independent Director Nominees and Management [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,957,180
Evolution Sponsor Holdings LLC II or its Respective Affiliates [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Evolution Sponsor Holdings LLC II or its Respective Affiliates [Member] | Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000